UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Thomas C. Mandia, Esq.

100 First Stamford Place, 6th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2021–June 30, 2022

Item 1. Proxy Voting Record

There were no proxies voted on behalf of Western Asset California Municipals Fund, Western Asset Corporate Bond Fund, Western Asset Emerging Markets Debt Fund, Western Asset Intermediate Maturity California Municipals Fund, Western Asset Intermediate Maturity New York Municipals Fund, Western Asset Intermediate-Term Municipals Fund, Western Asset Managed Municipals Fund, Western Asset Massachusetts Municipals Fund, Western Asset Mortgage Total Return Fund, Western Asset Municipal High Income Fund, Western Asset New Jersey Municipals Fund, Western Asset New York Municipals Fund, Western Asset Oregon Municipals Fund, Western Asset Pennsylvania Municipals Fund, Western Asset Short Duration Municipal Income Fund, Western Asset Short-Term Bond Fund and Western Asset Ultra-Short Income Fund.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04254
Reporting Period: 07/01/2021 - 06/30/2022
Legg Mason Partners Income Trust

=================== Western Asset California Municipals Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset Corporate Bond Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset Emerging Markets Debt Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Western Asset Global High Yield Bond Fund ===================

MARSTON'S ISSUER PLC

Ticker:       MARSLN         Security ID:  XS0226897030
Meeting Date: AUG 17, 2021   Meeting Type: BOND MEETING
Record Date:  AUG 06, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     OR OTHERWISE INVOLVED IN OR RESULTING   FOR       FOR          Management
      FROM THE PROPOSALS, THIS EXTRAORDINARY
      RESOLUTION OR THEIR IMPLEMENTATION
      AND/OR THE AMENDMENTS AND
      MODIFICATIONS TO THE CONDITIONS, THE
      MASTER DEFINITIONS AND CONSTRUCTION
      SCHEDULE, THE LIQUIDITY FACILITY
      AGREEMENT,

========================== Western Asset Income Fund ===========================

BERRY CORPORATION (BRY)

Ticker:       BRY            Security ID:  08579X101
Meeting Date: MAY 25, 2022   Meeting Type: ANNUAL
Record Date:  MAR 28, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   DIRECTOR: Cary Baetz                    FOR       FOR          Management
1.2   DIRECTOR: Renee Hornbaker               FOR       FOR          Management
1.3   DIRECTOR: Anne Mariucci                 FOR       FOR          Management
1.4   DIRECTOR: Don Paul                      FOR       FOR          Management
1.5   DIRECTOR: A. Trem Smith                 FOR       FOR          Management
1.6   DIRECTOR: Rajath Shourie                FOR       FOR          Management
2     Ratify the selection of KPMG LLP as     FOR       FOR          Management
      the Company's independent registered
      public accounting firm for the fiscal
      year ending December 31, 2022.
3     Approve the Berry Corporation (BRY)     FOR       FOR          Management
      2022 Omnibus Incentive Plan.

--------------------------------------------------------------------------------

SOUTHWESTERN ENERGY COMPANY

Ticker:       SWN            Security ID:  845467109
Meeting Date: AUG 27, 2021   Meeting Type: SPECIAL
Record Date:  JUL 12, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve the issuance of shares of    FOR       FOR          Management
      Common Stock pursuant to the Merger
      Agreement (the "Stock Issuance
      Proposal"), pursuant to Sections 312.
      03(c) and 312.07 of the NYSE Listed
      Company Manual.
2     To approve an amendment to the Amended  FOR       FOR          Management
      and Restated Certificate of
      Incorporation (as amended, the
      "Charter") to increase the number of
      authorized shares of Common Stock from
      1,250,000,000 shares to 2,500,000,000
      shares (such amendment, the "Charter
      Amendm
3     To approve one or more adjournments of  FOR       FOR          Management
      the Special Meeting, if necessary or
      appropriate, to permit solicitation of
      additional votes if there are
      insufficient votes to approve the
      Stock Issuance Proposal (the
      "Adjournment Proposal").

========== Western Asset Intermediate Maturity California Municipals  ==========
==========                            Fund                            ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========= Western Asset Intermediate Maturity New York Municipals Fund =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== Western Asset Intermediate-Term Municipals Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Western Asset Managed Municipals Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Western Asset Massachusetts Municipals Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset Mortgage Total Return Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset Municipal High Income Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset New Jersey Municipals Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Western Asset New York Municipals Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Western Asset Oregon Municipals Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Western Asset Pennsylvania Municipals Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Short Duration High Income Fund =================

BERRY CORPORATION (BRY)

Ticker:       BRY            Security ID:  08579X101
Meeting Date: MAY 25, 2022   Meeting Type: ANNUAL
Record Date:  MAR 28, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   DIRECTOR: Cary Baetz                    FOR       FOR          Management
1.2   DIRECTOR: Renee Hornbaker               FOR       FOR          Management
1.3   DIRECTOR: Anne Mariucci                 FOR       FOR          Management
1.4   DIRECTOR: Don Paul                      FOR       FOR          Management
1.5   DIRECTOR: A. Trem Smith                 FOR       FOR          Management
1.6   DIRECTOR: Rajath Shourie                FOR       FOR          Management
2     Ratify the selection of KPMG LLP as     FOR       FOR          Management
      the Company's independent registered
      public accounting firm for the fiscal
      year ending December 31, 2022.
3     Approve the Berry Corporation (BRY)     FOR       FOR          Management
      2022 Omnibus Incentive Plan.

--------------------------------------------------------------------------------

OASIS PETROLEUM INC.

Ticker:       OAS            Security ID:  674215207
Meeting Date: APR 27, 2022   Meeting Type: ANNUAL
Record Date:  MAR 07, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   Election of Director to serve until     FOR       FOR          Management
      2023 Annual Meeting: Douglas E. Brooks
1B.   Election of Director to serve until     FOR       FOR          Management
      2023 Annual Meeting: Daniel E. Brown
1C.   Election of Director to serve until     FOR       FOR          Management
      2023 Annual Meeting: Samantha Holroyd
1D.   Election of Director to serve until     FOR       FOR          Management
      2023 Annual Meeting: John Jacobi
1E.   Election of Director to serve until     FOR       FOR          Management
      2023 Annual Meeting: N. John
      Lancaster, Jr.
1F.   Election of Director to serve until     FOR       FOR          Management
      2023 Annual Meeting: Robert McNally
1G.   Election of Director to serve until     FOR       FOR          Management
      2023 Annual Meeting: Cynthia L. Walker
1H.   Election of Director to serve until     FOR       FOR          Management
      2023 Annual Meeting: Marguerite Woung-
      Chapman
2     To ratify the selection of              FOR       FOR          Management
      PricewaterhouseCoopers LLP as the
      Company's independent registered
      public accounting firm for 2022.
3     To approve, on an advisory basis, the   FOR       FOR          Management
      compensation of our named executive
      officers as disclosed in the Proxy
      Statement.

--------------------------------------------------------------------------------

OASIS PETROLEUM INC.

Ticker:       OAS            Security ID:  674215207
Meeting Date: JUN 28, 2022   Meeting Type: SPECIAL
Record Date:  MAY 18, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve the issuance of shares of    FOR       FOR          Management
      common stock of Oasis Petroleum Inc.
      ("Oasis"), par value $0.01 per share
      ("Oasis common stock"), to
      stockholders of Whiting Petroleum
      Corporation ("Whiting"), in connection
      with the transactions pursuant to the
      terms
2     To approve the amendment of the         FOR       FOR          Management
      Amended and Restated Certificate of
      Incorporation of Oasis to increase the
      number of authorized shares of Oasis
      common stock from 60,000,000 shares to
      120,000,000 shares, in connection with
      the transactions pursuant to the

--------------------------------------------------------------------------------

PARTY CITY HOLDCO INC.

Ticker:       PRTY           Security ID:  702149105
Meeting Date: JUN 08, 2022   Meeting Type: ANNUAL
Record Date:  APR 11, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Joel Alsfine                            FOR       FOR          Management
1.2   Steven J. Collins                       FOR       FOR          Management
1.3   James G. Conroy                         FOR       FOR          Management
1.4   William S. Creekmuir                    FOR       FOR          Management
1.5   Sarah Dodds-Brown                       FOR       FOR          Management
1.6   Jennifer Fleiss                         FOR       FOR          Management
1.7   John A. Frascotti                       FOR       FOR          Management
1.8   Norman S. Matthews                      FOR       FOR          Management
1.9   M. Millstone-Shroff                     FOR       FOR          Management
1.10  Bradley M. Weston                       FOR       FOR          Management
2     To approve, on an advisory basis, the   FOR       FOR          Management
      compensation of our named executive
      officers.
3     To approve, on an advisory basis, the   1 YEAR    1 YEAR       Management
      frequency of votes on the compensation
      of our named executive officers.
4     To ratify the appointment of Ernst &    FOR       FOR          Management
      Young LLP as the independent
      registered public accounting firm of
      the Company for fiscal 2022.

--------------------------------------------------------------------------------

SOUTHWESTERN ENERGY COMPANY

Ticker:       SWN            Security ID:  845467109
Meeting Date: AUG 27, 2021   Meeting Type: SPECIAL
Record Date:  JUL 12, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve the issuance of shares of    FOR       FOR          Management
      Common Stock pursuant to the Merger
      Agreement (the "Stock Issuance
      Proposal"), pursuant to Sections 312.
      03(c) and 312.07 of the NYSE Listed
      Company Manual.
2     To approve an amendment to the Amended  FOR       FOR          Management
      and Restated Certificate of
      Incorporation (as amended, the
      "Charter") to increase the number of
      authorized shares of Common Stock from
      1,250,000,000 shares to 2,500,000,000
      shares (such amendment, the "Charter
      Amendm
3     To approve one or more adjournments of  FOR       FOR          Management
      the Special Meeting, if necessary or
      appropriate, to permit solicitation of
      additional votes if there are
      insufficient votes to approve the
      Stock Issuance Proposal (the
      "Adjournment Proposal").

============== Western Asset Short Duration Municipal Income Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset Short-Term Bond Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Western Asset Ultra-Short Income Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust President and Chief Executive Officer

Date: August 19, 2022